Other Current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous current liabilities [abstract]
VAT Payables	$ 80	$ 16
Accruals for personnel related expenses	10,766	8,830
Other	1,496	1,251
Total other current liabilities	$ 12,342	$ 10,097